Fair Value of Financial Instruments - Summary of Carrying Amount of Convertible Notes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Carrying amount	$ 336,364	$ 333,145	$ 324,395
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	490,873	490,873
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	$ (154,509)	$ (157,728)